Reserves (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Oct. 26, 2020	Dec. 31, 2020
Disclosure Of Reserves Explanatory [Abstract]
Capital reduction reserve		£ 31
Description of capital reserve	the High Court granted the Company permission to reduce its share premium account by $5.5m in order to distribute a dividend to effect the demerger of its subsidiary, Stemprinter Sciences Ltd. The order had previously been ratified at a General Meeting held on October 2, 2020. The $5.5m of distributable reserves arising from this transaction were taken to the capital reduction reserve.